Property & Equipment (Details) - Schedule of assets stated at cost, less accumulated depreciation - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of assets stated at cost, less accumulated depreciation [Abstract]
Furniture/fixtures	$ 27,310	$ 14,904	$ 14,904
Office equipment	14,522	14,522	7,136
Automobile	29,905	29,905	17,189
Tooling/Molds	189,490	176,990	141,785
Less: accumulated depreciation	(147,792)	(131,260)	(85,643)
Property and equipment, net	$ 113,435	$ 105,061	$ 95,371